VK CBD-SUM SUP-1 082012
Summary Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2010
John Craddock	Portfolio Manager	2010
Darren Hughes	Portfolio Manager	2012
Scott Roberts	Portfolio Manager	2012”
VK CBD-SUM SUP-1 082012

VK CBD SUM SUP-2 082012
Summary Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2010
John Craddock	Portfolio Manager	2010
Darren Hughes	Portfolio Manager	2012
Scott Roberts	Portfolio Manager	2012”
VK CBD SUM SUP-2 082012